Convertible Notes and Derivative Liabilities - Schedule of Convertible Notes, Net of Unamortized Discounts (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Convertible Notes, Net of Unamortized Discounts [Line Items]
Face value of convertible notes payable, Issuance of convertible notes	$ 5,430,000
Unamortized debt discounts, Issuance of convertible notes	(333,757)
Convertible notes payable, net of unamortized discounts, Issuance of convertible notes	5,096,243
Face value of convertible notes payable, Fair value allocation of conversion feature	(2,923,000)
Unamortized debt discounts, Fair value allocation of conversion feature
Convertible notes payable, net of unamortized discounts, Fair value allocation of conversion feature	(2,923,000)
Face value of convertible notes payable, Amortization of debt discounts
Unamortized debt discounts, Amortization of debt discounts	123,285
Convertible notes payable, net of unamortized discounts, Amortization of debt discounts	123,285
Face value of convertible notes payable, Conversion	(1,278,999)
Unamortized debt discounts, Conversion	189,493
Convertible notes payable, net of unamortized discounts, Conversion	(1,089,506)
Face value of convertible notes payable	1,228,001
Unamortized debt discounts	(20,979)	$ 0
Convertible notes payable, net of unamortized discounts	$ 1,207,022